Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of financial assets [line items]
Fair Value	$ 558,000
Derivative financial assets	558,000	$ 0
Derivative financial liabilities	0	$ 0
USD Forward Sale Contracts [member]
Disclosure of financial assets [line items]
Notional	18,775,000
Fair Value	$ 558,000
Maturity	2018
USD Forward Purchase Contracts [member]
Disclosure of financial assets [line items]
Maturity	-